Allowance For Credit Losses - Summary of Changes in Carrying Amount of Allowance for Credit Losses (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($)
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	$ 6,299
Adoption of ASU 2016-13 on January 1, 2020	892
Additions charged to expense	2,291
Balance as of March 31, 2020	9,482
Accounts Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Balance as of December 31, 2019	6,299
Additions charged to expense	1,727
Balance as of March 31, 2020	8,026
Net Investment in Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Adoption of ASU 2016-13 on January 1, 2020	636
Additions charged to expense	351
Balance as of March 31, 2020	987
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Adoption of ASU 2016-13 on January 1, 2020	256
Additions charged to expense	213
Balance as of March 31, 2020	$ 469